RELATED PARTY TRANSACTIONS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party receivables	$ 2,470	$ 303
SeaTeam Singapore Pte Limited
Related Party Transaction [Line Items]
Related party receivables	1,041	86
ITCL
Related Party Transaction [Line Items]
Related party receivables	$ 1,429	$ 217